Expense Example {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 1-62 - Franklin Large Cap Growth VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037